Warrants and Unit Purchase Options (Details Textual) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	Nov. 30, 2009	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Apr. 30, 2012	Nov. 25, 2009	Apr. 23, 2012	Dec. 16, 2010
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights						3,600,000
Common stock, par or stated value per share (in dollars per share)		$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Share Price						$ 11.50
Investment Warrants Expiration Date Range End	Nov. 18, 2014
Underwriters Discount Percentage	7.00%
Underwriters Discount Contingent Percentage	4.00%
Unit Purchase Option Price	$ 100
Fair Value Assumptions, Expected Volatility Rate		35.00%
Fair Value Assumptions, Risk Free Interest Rate		2.59%
Fair Value Assumptions, Risk Free Interest Rate		5 years
Class of Warrant or Right, Outstanding		0	4,696,122	4,781,122	4,781,122
Unit Purchase Options Outstanding		0	579,250	579,250	579,250
Class of Warrant or Right, Exercise Price of Warrants or Rights						$ 10.00
Cohen Securities [Member]
Class of Warrant or Right [Line Items]
Investment Warrants Expiration Date Range Start	Dec. 16, 2010
Investment Warrants Expiration Date Range End	Nov. 18, 2014
Unit Purchase Option Price	$ 100
Black Scholes Option Price	2.14
Percentage Of Units Sold In Offering	10.00%
Percentage Of Public Offering Price	150.00%
Class of Warrant or Right, Exercise Price of Warrants or Rights						$ 15.00
Unit Purchase Options [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Outstanding		0	4,696,122	4,781,122	4,781,122
Unit Purchase Options Outstanding		0	289,625	289,625	289,625			360,000
Repurchase Of Unit Purchase Options							70,375